Related Party Transactions and Arrangements (Fees Paid in Connection with the IPO, Offering Costs and Reimbursements) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager	$ 4,500	$ 4,413	$ 13,500	$ 8,509	$ 0	$ 13,009	$ 0
Fees and expense reimbursements from the Advisor and Dealer Manager [Member] | American Realty Capital Advisors V, LLC (Advisor) and Realty Capital Securities, LLC (Dealer Manager) [Member] | Advisor and Dealer Manager [Member]
Related Party Transaction [Line Items]
Total commissions and fees from the Dealer Manager					$ 30,482	0	(253)
Due to Affiliate						$ 0	$ 0